Recapitalization (Details 1) - shares	Dec. 31, 2025	Sep. 30, 2025	May 22, 2025
Related Party Transaction [Line Items]
Shares issued		35,000	280,534
Bannix Class A Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued	2,623,666	2,623,666
Redemption Class A Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued	(83,342)	(83,342)
Total Bannix Class A Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued	2,540,324	2,540,324
Bannix Class B Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued
Business Combination Shares [Member]
Related Party Transaction [Line Items]
Shares issued	2,540,324	2,540,324
Bannix Public Rights [Member]
Related Party Transaction [Line Items]
Shares issued	690,000	690,000
Bannix Private Rights [Member]
Related Party Transaction [Line Items]
Shares issued	40,600	40,600
Vision Wave Technologies [Member]
Related Party Transaction [Line Items]
Shares issued	11,000,000	11,000,000
Common Stock Reverse [Member]
Related Party Transaction [Line Items]
Shares issued	14,270,924	14,270,924